Summary of significant accounting policies	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Summary of significant accounting policies

(2) Summary of significant accounting policies

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) and its interpretations as issued by the International Accounting Standards Board (IASB), as adopted by the European Union (EU) and additionally as issued by the IASB.

The accounting policies below have been applied consistently to all periods presented in the consolidated financial statements and have been applied consistently by all entities except as explained in the Notes “Recent accounting pronouncements, not yet adopted” as well as “Changes in accounting policies” which address changes in accounting policies.

- Use of estimates

The preparation of the accompanying consolidated financial statements requires management to make estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities as of the balance sheet date of the financial year as well as income and expenses during the reporting period.

Main estimates and assumptions affect the following subjects:

–	Acquisitions: Assets and liabilities acquired in a business combination are initially accounted for at fair value on the acquisition date. Fair values are determined using a discounted cash flow model which relies on input parameters derived from observable market data. These parameters involve management judgment whenever no comparable market data is available. Significant input parameters used in determining the fair values are the estimated useful life of the assets identified, the long-term business plan as the basis for determining the expected cash flow from these assets and the discount rate applied.
–	Revenues: Where we have certain fixed-price arrangements with customers, the stage of completion of performance obligations is reviewed by reference to input-based methods, such as hours delivered or full cost incurred (e.g., labor, materials, and other costs) under a contract in relation to expected total hours or total costs needed to fulfil the performance obligation. Revisions made to the estimated stage of completion can result in an adjustment to revenues in the current or future financial periods (see Note 24) and

–	Impairment testing and fair values: Management has identified the discount rate as well as the growth rate in the terminal value as key assumptions that have the potential to vary and thereby cause the recoverable amount to be lower than the carrying amount. Fair values for long-term investments at the time of acquisition correspond to the acquisition cost. Changes in fair value may occur due to adjusted scientific or financial plans or new financing rounds. (see Note 10, 11, 12, 13, 14 and 15).

Other estimates and assumptions were exercised in the following areas:

–	Earn-out Provisions: Management estimates are made on discounted expected future cash flows. These cash flows are based on the contracts underlying the conditional consideration and the relevant project or business planning. The discount rate considers the risk underlying cash flows (usually weighted average cost of capital of the acquired entity). Additional non-observable input factors include, for example, marketing success probabilities. (see Note 18 and 30),

–	Measurement of the Share-based payment plans: Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including risk-free interest rates and volatility measures. (see Note 22),

–	Valuation of deferred tax assets: Deferred tax assets are recognized for unused tax losses to the extent that it is probable that taxable profit will be available against which the tax losses can be charged. Management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the expected business performance of the tax subject and respective business plans (see Note 20).

–	Exercising significant influence on an investee: To determine whether an investor with minority voting rights has significant influence over an investee requires judgement, regarding participation rights in significant financial and operating decisions of these entities (see Note 35d).

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are made prospectively in the period in which the estimates are revised.

- Principles of consolidation

In the consolidated financial statements of Evotec SE, all domestic and foreign companies which are under its control are included. Evotec controls an entity if it is exposed to, or has the right to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are included in the consolidated financial statements from the date on which control is obtained until the date Evotec´s control ceases.

If Evotec loses control over a subsidiary, all assets, and liabilities of that subsidiary together with any related non-controlling interests and other equity components are derecognized. Any resulting gain or loss is recognized in the income statement. Any retained interest in the former subsidiary is measured at fair value at the time of loss of control.

All intercompany receivables, liabilities and all intercompany revenue, income, expenses and all intragroup profits or losses are eliminated in the consolidation.

The financial statements of all to be consolidated subsidiaries are prepared using the same reporting date as the consolidated financial statements (31 December).

- Transactions in foreign currency

The Group’s consolidated financial statements are presented in euros, which is also the parent company’s functional currency. For each to be consolidated entity the respective functional currency will be determined.

●	Subsidiaries

The assets and liabilities of foreign subsidiaries with functional currencies other than the Euro are translated into Euro using the respective exchange rates at the end of the reporting period, while the income statements of such subsidiaries are translated using monthly average exchange rates during the period. Gains or losses resulting from translating foreign functional currency financial statements are recognized directly in other comprehensive income and realized on disposal of the subsidiary.

●	Associated companies and joint ventures

The currency translation of the proportionate equity of joint ventures and associated companies is performed at the respective closing rate of inclusion. The share of the results of associated companies and joint ventures is translated at the average exchange rate and recognized as share of the result of associates accounted for using the equity method, in the statement of comprehensive income.

●	Transactions and balances

Transactions in foreign currencies are translated in the respective functional currency using the transaction foreign exchange rate. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated into the respective functional currency using the exchange rates at the end of the period.

- Financial instruments

Recognition of financial instruments

Financial assets and financial liabilities are recognized when an entity becomes a party to the contractual provisions of the financial instrument. Regular way purchase and sales of financial instruments are generally recognized on the settlement date. Derivatives are recognized on the day of trading.

Derecognition of financial instruments

Financial assets are derecognized if either the payment rights arising from the instrument have expired or substantially all risks and rewards attributable to the instrument have been transferred. Financial liabilities are derecognized if the obligations have expired or have been discharged or cancelled.

Measurement of financial assets

The initial recognition is measured at fair value. The subsequent measurement depends on the classification of the categories as defined in IFRS 9. Classification is based on two criteria: the Group’s business model for managing assets and whether the instruments’ contractual cash flows represent solely payments of principal and interest on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model. For the financial assets the following applies:

Debt instruments are held by Evotec with the intention to collect contractual cash flows (interest and principal) and to sell these debt instruments. Consequently, they are measured at fair value through OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss.

Equity instruments are measured at fair value through profit and loss. At Evotec this primarily relates to the long-term investments.

All other non-derivative financial assets are measured at amortized cost and therefore according to the effective interest method.

Non-derivative financial liabilities

For subsequent measurement, non-derivative financial liabilities are measured at amortized cost.

Impairment of financial assets

Impairment is recognized for all financial assets not held at fair value through profit or loss and contract assets to be recognized in accordance with IFRS 15 using the expected credit loss (ECL) model. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that Evotec expects to receive. For trade receivables and contract assets, Evotec applies a simplified approach in calculating ECLs. Therefore, Evotec does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. See Notes (5) and (6) for details.

Offsetting financial instruments

Financials assets and liabilities are only offset, and the net amount presented in the consolidated statement of financial position when, and only when, Evotec has the legal right to offset the amounts and either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Derivative financial instruments and hedge accounting

Evotec uses foreign currency derivative financial instruments as well as interest swaps to hedge its exposure to foreign exchange risks and interest rate fluctuations. Derivative financial instruments are measured at fair value through P&L. For these economic hedge relationships Evotec does not apply hedge accounting under IFRS 9. Derivatives embedded for financial liabilities in host contracts are accounted for separately if the economic characteristics and risk of the host contract and the embedded derivative are not closely related. In accordance with its treasury policy, the Company does not hold or issue derivative financial instruments for trading purposes.

Basis for determining fair values of financial instruments.

The following summarizes the significant methods and assumptions used in estimating the fair values of financial instruments.

The fair value is determined primarily based on publicly determinable bid prices at the reporting date. For unlisted equity instruments or financial instruments without an active market, fair value is estimated using valuation techniques. Unless otherwise reported, the fair values of financial instruments equal the carrying amounts.

- Cash and cash equivalents

The Company considers all highly liquid short-term investments with original maturities at the date of acquisition of three months or less to be cash equivalents.

- Contract assets

A contract asset is the right to a consideration in exchange for goods or services transferred to the customer. If Evotec fulfils its contractual obligations by transferring goods or services to a customer before the customer pays the consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional.

- Trade receivables

A trade receivable is recognized if an amount of consideration that is unconditional is due from the customer. Appropriate allowances are made for identifiable risks.

- Inventories

In accordance with IAS 2, inventories are valued at the lower of cost or net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses. Costs consist of purchased component costs and manufacturing costs, which are comprised of direct material and labor costs and systematic allocated costs. Costs are removed from inventories to costs of revenue based on specific identification.

- Property, plant, and equipment

Property, plant, and equipment is measured at cost less accumulated depreciation and impairment losses. Property, plant, and equipment acquisitions, including leasehold improvements, are recorded at cost.

Depreciation of property, plant and equipment is generally calculated using the straight-line method over the estimated useful lives of the assets. Depreciation of leasehold improvements is calculated using the straight-line method over the shorter of the related lease term or the estimated useful life. The useful lives are as follows:

Buildings and leasehold improvements	3-30 years
Plant, machinery, and equipment	4-15 years
Furniture and fixtures	3-15 years

The depreciation period is reviewed at each balance sheet date. Differences from previous estimates are accounted for as a change in an accounting estimate in accordance with IAS 8. The costs included in property, plant and equipment related to assets under construction are not depreciated until the assets are placed into service by the Company. Upon sale or retirement, the costs and the related accumulated depreciation are removed from the respective accounts and any gain or loss is included in other operating income and expenses. Maintenance and repairs of property, plant and equipment are expensed as incurred.

- Leases

Evotec as a lessee

Evotec recognizes and measures all leases (excluding short-term leases and leases of low-value assets) using the Right-of-Use model. The Company recognizes liabilities to make lease payments and Right-of-Use assets representing the right to use the underlying assets.

i) Right-of-Use assets

Evotec recognizes Right-of-Use assets at the commencement date (i.e., the point in time the underlying leased asset is available for use). Right-of-Use assets are measured at cost less any accumulated depreciation and any accumulated impairment losses. The cost of Right-of-Use assets include the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-Use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets as follows:

Right-of Use assets relating to buildings	>1-20 years
Right-of Use assets relating to plant and machinery	2-7 years
Right-of Use assets relating to motor vehicles	3-4 years

If legal ownership of the leased asset transfers to Evotec at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the leased asset.

ii) Lease liabilities

On the provision date of the lease, Evotec recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or an interest rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease if the lease term reflects the Company exercising the option to terminate.

Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, Evotec uses an incremental borrowing rate at the lease commencement date when the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification to the lease, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

iii) Short-term leases and leases of low-value assets

Evotec applies the short-term lease recognition exemption to all its short-term leases (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). Evotec also applies the lease of low-value assets recognition exemption to all leases that are considered to be low-value. Lease payments on short-term leases and leases of low-value assets are recognized as expense.

- Associates and joint ventures

Associates and joint ventures are entities in which Evotec has significant influence over the financial and operating policies. This significant influence is usually exercised through a direct or indirect share of voting power of 20% to 50%. Significant influence can also exist through a direct or indirect share of voting power of less than 20%, indicators are:

●	Representation on the board of directors and/or on the supervisory board,

●	(Significant) participation in operating policies, including participation in decisions about dividends of the investee,

●	Interchange of managerial personnel,

●	Material transactions between the entity and its investee,

●	Provision of essential technical information.

In case one or more of the above-mentioned indicators apply, Evotec verifies if significant influence exists.

Associates and joint ventures are accounted for in the consolidated financial statements using the at-equity method and initially measured at cost. After acquisition, Evotec’s share in the associates and joint ventures profit, or loss is included in the consolidated statement of comprehensive income. Unrealized gains and losses from transactions between Evotec and its associates or joint ventures are recognized only to the extent of unrelated investors` interests in the associates and joint ventures.

- Intangible assets, excluding goodwill

Intangible assets, excluding goodwill, consist of separately identified intangible assets such as developed technologies, customer related intangibles and patents, which were acquired in business combinations, purchased licenses and patents.

Intangible assets with definite useful lives are recorded at cost and are amortized using the straight-line method over the estimated useful lives of the assets. The useful lives are as follows:

Trademarks	2-10 years
Developed technologies	6-18 years
Patents and licenses	Up to 15 years

Developed technologies acquired in business combinations are amortized as soon as the intangible assets start to generate sustainable benefits and tested for impairment at least annually.

Intangible assets excluding goodwill with finite useful lives are tested for impairment whenever there is an indication that the asset may be impaired. If the recoverable amount of the asset is less than the carrying amount, an impairment loss is recognized. If the reason for a previously recognized impairment loss no longer exists, the impairment loss is reversed and the carrying amount of the asset is increased to its amortized cost. Impairment losses are recognized in the income statement as other operating expenses and reversals of impairment losses as other operating income.

The amortization period is reviewed at each balance sheet date.

- Goodwill

Goodwill recognized in a business combination according to the acquisition method is recognized as an asset.

If the net assets acquired exceed the fair value of the consideration transferred, the income from bargain purchase is recognized in the consolidated income statement following a reassessment.

- Impairment of non-financial non-current assets and goodwill

The Company reviews non-financial non-current assets (property, plant and equipment and intangible assets including goodwill) for impairment, in the respect to the recoverable amount in accordance with IAS 36. An impairment review is performed at least annually for intangible assets with indefinite useful lives, intangible assets not yet available for use and goodwill, or whenever events or changes in circumstances indicate that the carrying amount of an asset or a group of assets may not be recoverable. In line with the Company’s policy concerning the impairment of intangible assets with indefinite useful lives and goodwill, the Company carried out an impairment test in the fourth quarter of 2022 and 2021 based on 30 September balance sheet information, see Note (13) and (14).

An impairment loss is recognized if the carrying amount of an asset (or a group of assets when considering a cash-generating unit) exceeds its recoverable amount, which is the higher of its fair value less costs to sell or value in use. The value in use for an asset or cash-generating unit, which is used by Evotec for the impairment testing of non-financial non-current assets and goodwill, is calculated by estimating the net present value of future cash flows arising from that asset or cash-generating unit. The discount rate used to calculate the value in use is determined to reflect the risks inherent for each asset or cash-generating unit. The evaluation of the further use is based on a mid-range or where applicable long-range forecast. Management judgment is necessary to estimate discounted future cash flows.

Any impairment loss is reported as a separate component of other operating expenses in the consolidated income statement. An impairment of property, plant and equipment and intangible assets excluding goodwill is again reversed if there has been a change in the estimates used to determine the recoverable amount leading to an increase in value for a previously impaired asset or group of assets as one cash-generating unit. It is reversed only to the extent that the assets or the group of assets carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been previously recognized. Impairments of goodwill are not reversed.

- Provisions

Provisions are recognized when the Company has a present obligation because of a past event which will result in a probable outflow that can be reliably estimated. The amount recognized represents the best estimate of the settlement amount of the present obligation as of the balance sheet date. Non-current provisions are discounted applying a risk adjusted market interest rate.

A provision for onerous contracts is recognized when the expected benefits to be derived by the Company from such a contract are lower than the unavoidable expenses of meeting its obligations under the contract. The provision is measured at the present value of the lower of the expected expenses of terminating the contract and the expected net expense of continuing with the contract. Before a provision is established, Evotec recognizes any impairment expense on the assets associated with that contract.

- Pension and similar obligations

The Company’s net obligation for defined benefit and other postretirement benefit plans have been calculated using the projected unit credit method. The calculation is based on actuarial expertise considering the relevant biometric factors. Actuarial gains and losses are recognized in other comprehensive income.Service and interest costs for pensions and other postretirement obligations are recognized as an expense in the operating result. The Company’s obligations for contributions to defined contribution plans are recognized as expense in the consolidated income statement.

- Contract liabilities

A contract liability is the obligation of Evotec to transfer goods or services to a customer for which Evotec has received a consideration (or an amount of consideration is due). If a customer pays the consideration before Evotec transfers goods or services to the customer, a contract liability is recognized when the payment is made, or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when Evotec fulfils its contractual obligation. Evotec contracts do not include financing components as all up-front consideration received are prepayments on service obligations.

- Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of ordinary shares are recognized net of tax as a deduction from equity.

The Company applies the regulations of IAS 32 in accounting for treasury shares. When ordinary shares recognized as equity would be reacquired, the amount of the consideration paid for those treasury shares is recognized as a deduction from equity. If treasury shares are subsequently sold or granted, the proceeds will be recognized net of tax as an increase in equity.

- Stock options and Share Performance Awards

The Company applies the regulations of IFRS 2 with regard to accounting for options granted under its stock option plans and under its Share Performance Plan. All plans are settled in shares and therefore are recorded through equity. Compensation cost from the issuance of employee and Management Board stock options are measured using the fair value method at the grant date and charged straight-line to expense over the service period. This is also the case for the grant of Share Performance Awards to employees and to members of the Management Board. In case the estimates regarding the achievement of the key performance indicators change, the fair value of Share Performance Awards is adjusted as long as if it is not a share price-based indicator.

- Revenues from contracts with customers

Revenue is recognized when the control over separable services or research services is transferred to the customer, provided that a contract with enforceable rights and obligations exists and that collectability of consideration is probable. The Company assesses collectability based on a number of factors, including past transaction history with the customer and the customer’s creditworthiness.

The Company has entered into contracts which can have multiple-elements and thoroughly determined whether the different revenue-generating elements are sufficiently separable and whether there exists sufficient evidence of their fair values to separately account for some or all of the individual elements of the contracts. Only if an element is considered to meet these criteria it does represent a separate unit of accounting. When allocating the transaction price to individual performance components, Evotec uses FTE-rates as indicator of the fair value of these components.

Evotec’s revenues include service fees, FTE-based research payments revenue for delivered goods and deliverable kind of services, recharges, technology access fees as well as milestone fees, licenses, and royalties.

Service fees, FTE-based research payments as well as deliverable services

Revenues generated from service contracts or FTE-based research contracts, or deliverable kind of services are recognized as the services are rendered. Evotec applies an input-based method to measure the progress of completion of its performance obligations. In rare cases and only for specific contracts, output-based methods are applied whenever the contracts warrant such measurement. Payments for those services are generally paid in full or in parts in advance and recorded as contract liabilities. Contract assets are recognized in case Evotec’s progress of completion of its performance obligations exceeds the amount of the payments received. Those contracts may also contain variable compensation, which Evotec only includes in the transaction price when it becomes highly probable that such payments will be received. This is rarely the case upon contract inception or in early stages of contracts, owing to the nature of the services.

Technology access fees

Revenue from technology access fees is recognized pro rata over the related forecasted service period. Payments for technology access fees are generally paid in full or in parts in advance and recorded as contract liabilities until earned.

Milestone fees

Revenue contingent upon the achievement of certain milestones is recognized in the period the milestone is successfully achieved or all the performance obligation fulfilled. This occurs when the Company’s contract partner agrees that the requirements stipulated in the agreement have been met. Under IFRS 15, earlier recognition carries an increased risk of revenue corrections required and hence Evotec refrains from an earlier recognition.

Licenses

Revenue from the sale of licenses is recognized at the date of the sale. Revenue from out-licensing in combination with a collaboration is realized pro rata over the collaboration period. Payments from the sale of licenses are received on the day of the sale or thereafter.

Royalties

Revenue from royalties, which are dependent on other company’s respective product sales, is recognized in the period in which the royalty report or the payment is received. Payments are received either on the same day as the royalty report or thereafter. Royalties are typically contract components with a variable consideration which will as mentioned above only be realized as revenues when it is highly probable that the consideration will be received.

Main estimates and assumptions

> Identifying performance obligations, allocating the transaction price, and determining the stage of completion of contracts with service fees, FTE-based research payments as well as deliverable kind of services.

Evotec performs research and development (R&D) services for a variety of customers under different contractual arrangements. When performance obligations are individually capable of being distinct and distinct in the context of the contract, Evotec allocates the transaction price to distinct performance obligations based on relative stand-alone selling prices of the obligations.

Primarily, contracts for research and development (R&D) services often contain a large amount number of individual services, trigger upfront payments to cover the entire transaction price and are concluded for the overall purpose of identifying new research results partially or fully. The Group has determined that services under such contracts are integrated and qualify as one performance obligation. As far as other distinct services are included in those type of contracts, Evotec allocates the transaction price on the basis of relative stand-alone selling prices of the obligations.

Such fixed-price arrangements are recognized over time as the respective performance obligation is fulfilled. Evotec applies an input-based method to measure the progress of completion of its performance obligations such as hours delivered or full cost incurred (e.g., labor, materials, and other costs) under a contract in relation to expected total hours or total costs needed to fulfil the performance obligations. For each contract, Evotec selects the input-based method that most faithfully depicts the transfer of services stated in the contract. In rare cases and only for specific contracts, output-based methods are applied whenever the contract warrants such measurement.

> Determining the method to estimate variable compensation and assessing the constraint.

Customer contracts often contain success-based variable compensation for research services and other contingent payments. The contingency often relates to few and specific research services, which is why Evotec determines the most likely amount payable under the contract. In addition, Evotec assesses whether a constraint exists in reference to revenue recognition for such variable compensations. Based on Evotec’s historical experience and due to the inherent risk of research, success-based variable compensations are regularly not included in the transaction price upon contract inception but are only included when the contingent events occur or become highly probable.

-Revenue recognition from contributions

Evotec receives private contributions for which the existence of an adequate exchange transaction for research projects serving the public good is refuted. A realization of revenue from contracts with customers is not possible. A private contribution exists for which a contribution revenue item is recognized.

The effect on profit or loss is immediate or occurs over the period in which the subsidized service is provided. A liability item must be recognized for a contribution that has already been received, but this is not a contractual obligation, but rather other liability. The reversal of the liability item is gross, i.e., as contribution revenue separately from the revenues.

- Government grants

Government grants are recognized when all the condition associated to those grants have been substantially complied with. When the grant relates to an expense item, it is recognized as a reduction of the related expense. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset. Under the terms of the grants, governmental agencies generally have the right to audit qualifying expenses submitted by the Company.

- Research and development (R&D)

Research activities undertaken with the prospect of gaining new scientific or technical knowledge and understanding are expensed as incurred.

Due to the high uncertainty associated with development activities in the pharmaceutical sector the precondition for the capitalization of development expenses is generally not fulfilled. Evotec did not capitalize any pharmaceutical development costst costs in 2022 and 2021 respectively.

R&D projects that are acquired in a business combination are capitalized at fair value when those R&D projects are expected to generate probable future economic benefits to the Company. R&D costs acquired in a business combination are not regularly amortized until they are sustainably generating benefits.

The development expenses for internally generated software are capitalized when the recognition criteria are met.

The development expenses for internally generated software are capitalized when the following recognition criteria are met. The software will generate future economic benefits, and its cost can be determined reliably, and the following can be demonstrated:

–	technical feasibility,
–	intention to use,
–	ability to use or sell,
–	how it will generate probable future economic benefits,
–	the availability of adequate technical – financial – and other resources,
–	ability to measure the attributable expenditure reliable.

- Other operating income

Evotec receives tax credits from tax development programs in the context of qualifying R&D expenses in different jurisdictions. Such tax refunds regularly result in amounts which can be offset against taxable income, to provide a partial or full relief from tax or other payments to fiscal authorities. Evotec determined that under its significant tax development programmes, the feature of the credit is provided in a way which allows either offsetting against taxable income or instead, when insufficient taxable profits are available, direct reimbursement and payment in cash. In addition, the tax development programmes are provided for specific activities, often limited to specific R&D expenses. As such, Evotec accounts for such tax development programmes as other operating income and does not account for such income as tax income or offsets tax credits from income tax expense.

In certain cases, Evotec recharges costs to third parties. The income from those recharges is recognized in other operating income when it is a direct reimbursement of costs. There is no underlying direct exchange of services for this income and therefore a recognition as revenues is not suitable. The relating expenses are recognized in other operating expenses as well as in R&D expenses.

- Interest income and expense

Interest is recorded as expense or income in the period to which it relates. All interest income and expense including the unwind of the discount on contingent considerations are recognized in the income statement using the effective interest rate method.

Evotec considers assets with a construction term over 12 months as qualifying assets. To determine the amount of borrowing eligible for capitalization when funds are borrowed for general purposes, the Group computes a weighted average cost of borrowing, which is then applied to qualifying assets as a capitalization rate.

- Income taxes

Income taxes comprise the current taxes on income in the individual countries as well as the deferred taxes. For uncertain tax positions tax assets or liabilities are recorded.

Current income tax

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group generates taxable income. The tax rates for domestic companies are 27%-32% and for foreign companies 19%-31% (2021: 27%-32% and 19%-28%, respectively and 2020: 27%-32% and 19%-31%, respectively).

Deferred tax

Deferred tax is recognized using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date. Deferred taxes are recognized for all taxable temporary differences, except:

●	temporary differences arising on the initial recognition of goodwill,
●	temporary differences on the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss,
●	temporary differences relating to investments in subsidiaries, associates, and interests in joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, unused tax loss carry forwards and unused tax credits to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the unused tax loss carryforwards and tax credits can be utilized. The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date. Future tax rate changes are considered if, in the scope of a legislative procedure, substantial prerequisites for its future applicability are met.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities and the income taxes relate to the same taxable entity and the same taxation authority.

Tax exposure

In determining the amount of current and deferred taxes Evotec considers the impact of uncertain tax positions and whether additional taxes and interest maybe due. This assessment relies on estimates and assumptions and may involve a series of judgement about future events. New information may become available that forces the Company to change its judgement regarding the adequacy of existing tax liabilities. Such changes to tax liabilities will impact tax expenses in the period in which such determination is made.

- Net income per share

The undiluted results per share is calculated by dividing the net income (loss) by the weighted average number of ordinary shares outstanding for the period, excluding common stock equivalents. The weighted average number of ordinary shares are calculated as follows:

	2022	2021	2020
	Shares in	Shares in	Shares in
	thousands	thousands	thousands
Issued ordinary shares 1 January	176,608	163,915	150,903
Treasury shares 1 January	(250)	(250)	(250)
Effect of weighted average share capital increase	316	1,953	2,508
Effect of weighted average share options exercised	—	788	591
Weighted average number of ordinary shares 31 December	176,674	166,406	153,752

Diluted net income per share is computed by dividing the surplus attributable to shareholders of Evotec SE, by the weighted-average number of ordinary shares and share equivalents outstanding for the period determined using the treasury-stock method. For purposes of this calculation, stock options and Share Performance Awards are common stock equivalents and are only included in the calculation of diluted net income per share when their effect is dilutive. In 2022, the number of potentially dilutive shares to be issued from stock options and Share Performance Awards amounted to 463,415 (2021: 722,286; 2020: 1,172,673). For calculating the diluted net result per share, the resulting dilutive shares are included from the beginning of the period.

First time adoption of new accounting standards in the financial year 2022

Standards/Interpretation		Mandatory application	Expected Effect
Annual Improvement cycle 2018-2020: - IFRS 1 - IFRS 9 - IAS 41	IFRS 1: Subsidiary as a first-time adopter IFRS 9: Clarification with regard to fees in the 10 per cent test for derecognition of financial liabilities. IAS41: Taxation in fair value measurements	1.01.2022	No effects

Amendments to IFRS 3: Reference to the Conceptual Framework	Replacement a reference to the Framework for the Preparation and Presentation of Financial Statements, without significantly changing its requirements.	1.01.2022	No effects

Amendments to IAS 16: Proceeds before Intended Use	Change in accounting of proceeds before intended use.	1.01.2022	No effects

Amendments to IAS 37: Onerous Contracts – Cost of Fulfilling a Contract	Specification which costs an entity needs to include when assessing whether a contract is onerous or loss making.	1.01.2022	No effects

Other changes for first time adoption in fiscal year 2023 did also not have a significant impact on the Evotec Group.

- Recent accounting pronouncements, not yet adopted

The following standards and interpretations published by the IASB are not yet mandatory because the date of their first mandatory application has not yet been reached:

Standards/Interpretation		Mandatory application	Endorsement by European Commission	Expected Effect
Amendments to IAS 1: Disclosure of Accounting Policies	An entity is required to disclose its “material” accounting policy information instead of its “significant” accounting policies	1.01.2023	Yes	No material effects
Amendments to IAS 1: Classification of Liabilities as Current or Non-current	Clarification that classification of liabilities as current or non-current should be based on rights that are in existence at end of reporting period	1.01.2024	No	No effects

Amendments to IAS 1: Non-current Liabilities with Covenants	Requirement to disclose information about long term debt with covenants that enable investors to understand the risk of early repayment	1.01.2024	No	Effects are still being analyzed

Amendments to IAS 8: Definition of Accounting Estimates	Clarification of distinction between changes in accounting policies and changes in accounting estimates	1.01.2023	Yes	No material effects

Amendments to IAS 12: Deferred Tax related to Assets and Liabilities arising from a Single Transaction	Amendments narrowed scope of the recognition exemption in IAS 12.15 and IAS 12.24 so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences	1.01.2023	Yes	Effects are still being analyzed

Amendments to IFRS 16: Lease Liability in a Sale and Leaseback	Clarification on how a seller-lessee subsequently measures sale and leaseback transactions that satisfy the requirements in IFRS 15 to be accounted for as a sale	1.01.2024	No	Effects are still being analyzed

IFRS 17: Insurance Contracts	New accounting standard for insurance contracts covering recognition, measurement, presentation and disclosure	1.01.2023	Yes	No effects

Amendments to IFRS 17: Initial Application of IFRS 17 and IFRS 9 – Comparative Information	Adds a transition option for a “classification overlay” to address possible accounting mismatches	1.01.2023	Yes	No effects

- Changes in accounting policies

In its April 2021 Update, the IFRS IC published an agenda decision clarifying how to calculate the obligation relating to certain defined benefit plans under which the retirement benefit is (i) contingent on the employee being employed by the entity at the time of retirement; (ii) capped at a specified number of years of service; and (iii) linked to the employee’s length of service at the date of retirement. In that decision, the IFRS IC took the view that the obligation should be recognized only over the years of service preceding the date of retirement in respect of which the employee generates entitlement to the benefit. Applying that decision has resulted in a change in accounting policy, the effects of which have been reflected retrospectively in 2020 in accordance with IAS 8 (Accounting Policies, Changes in Accounting Estimates and Errors). Consequently, the 2020 financial statements were adjusted, with the impact of first-time application reflected as from 1 January 2019, the beginning of the earliest comparative financial period presented. The opposite entry to the adjustment as of that date was recognized in equity. The service cost (including past service cost), interest cost and actuarial gains and losses were adjusted, as have the related deferred taxes.